Components of other comprehensive income (Tables)	9 Months Ended
Sep. 30, 2025
Components of other comprehensive income [Abstract]
Movement on Components of Other Comprehensive Income
The movement on the components of the other comprehensive income is as follows:

	For the three-month period ended September 30,				For the nine-month period ended September 30,
	2025		2024		2025		2024
Controlling interest:
Unrealized gain on equity investments at fair value, net of deferred taxes	Ps.	46,404	Ps.	5,605,521	Ps.	965,081	Ps.	10,173,257
Translation effect of foreign entities		(10,357,534)		43,393,448		(9,174,880)		63,633,553
Remeasurement of defined benefit plan, net of deferred taxes		535,858		(22,484)		7,521,841		(102,018)
Non-controlling interest of the items above		(2,336,633)		6,875,949		790,054		9,547,120
Other comprehensive income	Ps.	(12,111,905)	Ps.	55,852,434	Ps.	102,096	Ps.	83,251,912